GREAT-WEST FUNDS, INC.
GREAT-WEST SMALL CAP VALUE FUND (FORMERLY GREAT-WEST LOOMIS SAYLES SMALL CAP VALUE FUND)
Schedule of Investments
As of September 30, 2021 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 3.39%
20,400	AdvanSix Inc(a)	$ 810,900
35,400	American Vanguard Corp	532,770
69,605	Arconic Corp(a)	2,195,342
18,806	Ashland Global Holdings Inc	1,675,991
45,641	Cabot Corp	2,287,527
12,100	Commercial Metals Co	368,566
8,000	Compass Minerals International Inc	515,200
54,200	Ecovyst Inc	631,972
30,300	GCP Applied Technologies Inc(a)	664,176
34,600	Glatfelter Corp	487,860
6,000	Hawkins Inc	209,280
8,400	HB Fuller Co	542,304
15,389	Ingevity Corp(a)	1,098,313
5,800	Kaiser Aluminum Corp	631,968
38,800	Mercer International Inc	449,692
87,753	Valvoline Inc	2,736,138
		15,837,999
Communications — 3.10%
18,900	Casa Systems Inc(a)	128,142
22,900	CommScope Holding Co Inc(a)	311,211
30,600	Entravision Communications Corp Class A	217,260
3,300	ePlus Inc(a)	338,613
58,726	Frontier Communications Parent Inc(a)	1,636,694
101,017	Gray Television Inc	2,305,208
124,014	Houghton Mifflin Harcourt Co(a)	1,665,508
15,700	NETGEAR Inc(a)	500,987
4,700	Preformed Line Products Co	305,688
31,071	Scholastic Corp	1,107,681
34,700	Stagwell Inc(a)	266,149
10,800	TEGNA Inc	212,976
34,239	Thryv Holdings Inc(a)	1,028,539
66,465	United States Cellular Corp(a)	2,119,569
148,399	Viavi Solutions Inc(a)	2,335,800
		14,480,025
Consumer, Cyclical — 15.36%
17,100	Adient PLC(a)	708,795
14,000	Allison Transmission Holdings Inc	494,480
10,400	American Eagle Outfitters Inc	268,320
4,000	Asbury Automotive Group Inc(a)	786,960
16,100	Big 5 Sporting Goods Corp	370,944
12,500	BlueLinx Holdings Inc(a)	611,000
9,300	Brinker International Inc(a)	456,165
30,917	Brunswick Corp	2,945,463
65,775	Cannae Holdings Inc(a)	2,046,260
42,100	Cato Corp Class A	696,334
8,200	Century Communities Inc	503,890
12,094	Churchill Downs Inc	2,903,527
Shares		Fair Value
Consumer, Cyclical — (continued)
6,746	Cracker Barrel Old Country Store Inc	$ 943,361
152,675	Dana Inc	3,395,492
30,000	Ethan Allen Interiors Inc	711,000
6,300	Foot Locker Inc	287,658
9,100	Franchise Group Inc	322,231
11,200	G-III Apparel Group Ltd(a)	316,960
114,188	Garrett Motion Inc(a)	841,566
11,400	Genesco Inc(a)	658,122
149,038	Goodyear Tire & Rubber Co(a)	2,637,973
6,400	Green Brick Partners Inc(a)	131,328
3,500	Group 1 Automotive Inc	657,580
5,200	H&E Equipment Services Inc	180,492
12,004	Herman Miller Inc	452,071
5,700	Hibbett Inc	403,218
13,200	Hilton Grand Vacations Inc(a)	627,924
16,900	Hooker Furniture Corp	456,131
44,078	IAA Inc(a)	2,405,336
36,400	Interface Inc	551,460
20,000	International Game Technology PLC(a)	526,400
6,000	Jack in the Box Inc	583,980
4,300	Johnson Outdoors Inc Class A	454,940
119,827	KAR Auction Services Inc(a)	1,963,964
57,246	KB Home	2,228,014
25,100	Kimball International Inc Class B	281,120
21,300	La-Z-Boy Inc	686,499
19,707	LCI Industries	2,653,153
3,300	LGI Homes Inc(a)	468,303
56,473	Liberty Media Corp-Liberty Braves(a)	1,492,017
11,200	M/I Homes Inc(a)	647,360
8,300	MarineMax Inc(a)	402,716
19,344	Marriott Vacations Worldwide Corp	3,043,391
6,400	Meritage Homes Corp(a)	620,800
30,700	Meritor Inc(a)	654,217
91,577	Methode Electronics Inc	3,850,813
61,652	Miller Industries Inc	2,098,634
95,058	Modine Manufacturing Co(a)	1,077,007
18,300	Motorcar Parts of America Inc(a)	356,850
7,200	Nu Skin Enterprises Inc Class A	291,384
15,000	ODP Corp(a)	602,400
14,300	OneWater Marine Inc Class A	575,003
11,100	PC Connection Inc	488,733
4,300	Penske Automotive Group Inc	432,580
11,600	PetMed Express Inc	311,692
21,100	Potbelly Corp(a)	143,058
217,940	Qurate Retail Inc Series A	2,220,809
22,500	Resideo Technologies Inc(a)	557,775
3,800	Rocky Brands Inc	180,918
15,400	Rush Enterprises Inc Class A	695,464
17,900	ScanSource Inc(a)	622,741
29,922	Skyline Champion Corp(a)	1,797,115
14,100	Sonic Automotive Inc Class A	740,814
14,700	Spirit Airlines Inc(a)	381,318

See Notes to Schedule of Investments.

September 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST SMALL CAP VALUE FUND (FORMERLY GREAT-WEST LOOMIS SAYLES SMALL CAP VALUE FUND)
Schedule of Investments
As of September 30, 2021 (Unaudited)
Shares		Fair Value
Consumer, Cyclical — (continued)
45,000	Steelcase Inc Class A	$ 570,600
26,500	Taylor Morrison Home Corp(a)	683,170
12,100	Tilly's Inc Class A	169,521
10,000	Travel + Leisure Co	545,300
32,300	Tri Pointe Homes Inc(a)	678,946
17,000	Tupperware Brands Corp(a)	359,040
75,495	Urban Outfitters Inc(a)	2,241,447
48,600	Vera Bradley Inc(a)	457,326
21,513	VSE Corp	1,036,281
47,600	Wabash National Corp	720,188
6,100	WESCO International Inc(a)	703,452
12,600	World Fuel Services Corp	423,612
8,000	Zumiez Inc(a)	318,080
		71,810,986
Consumer, Non-Cyclical — 16.41%
112,615	Aaron's Co Inc	3,101,417
7,500	ABM Industries Inc	337,575
84,000	ACCO Brands Corp	721,560
101,185	Alta Equipment Group Inc(a)	1,389,270
9,994	AMN Healthcare Services Inc(a)	1,146,812
17,900	B&G Foods Inc	535,031
11,600	BGSF Inc	148,364
15,100	Cass Information Systems Inc	631,935
11,442	Catalent Inc(a)	1,522,587
11,900	CBIZ Inc(a)	384,846
14,900	Central Garden & Pet Co(a)	715,200
14,943	CONMED Corp	1,954,993
21,176	Darling Ingredients Inc(a)	1,522,554
173,535	Dole PLC(a)	2,943,154
121,338	Emerald Holding Inc(a)	526,607
10,900	Emergent BioSolutions Inc(a)	545,763
27,900	Ennis Inc	525,915
16,225	Euronet Worldwide Inc(a)	2,065,118
2,800	FTI Consulting Inc(a)	377,160
17,000	GP Strategies Corp(a)	351,900
29,700	H&R Block Inc	742,500
30,600	Hanger Inc(a)	671,976
16,600	Heidrick & Struggles International Inc	740,858
10,152	Helen of Troy Ltd(a)	2,280,951
42,921	Herc Holdings Inc(a)	7,015,867
33,295	Inmode Ltd(a)	5,308,888
21,550	Insperity Inc	2,386,447
7,932	J & J Snack Foods Corp	1,212,168
30,974	John Wiley & Sons Inc Class A	1,617,153
27,600	Kelly Services Inc Class A	521,088
64,459	Korn Ferry	4,664,253
66,806	Lantheus Holdings Inc(a)	1,715,578
12,900	MEDNAX Inc(a)	366,747
30,200	Natural Grocers by Vitamin Cottage Inc	338,844
115,375	Nomad Foods Ltd(a)	3,179,735
79,095	Primo Water Corp	1,243,373
46,036	PROG Holdings Inc	1,933,972
88,247	Quanex Building Products Corp	1,889,368
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
9,500	Rent-A-Center Inc	$ 533,995
37,300	Resources Connection Inc	588,594
65,400	Sabre Corp(a)	774,336
30,773	Spectrum Brands Holdings Inc	2,944,053
79,289	Supernus Pharmaceuticals Inc(a)	2,114,638
10,600	Taro Pharmaceutical Industries Ltd(a)	674,478
22,500	TrueBlue Inc(a)	609,300
37,282	Turning Point Brands Inc	1,780,215
13,057	United Therapeutics Corp(a)	2,410,061
5,700	USANA Health Sciences Inc(a)	525,540
21,500	Vanda Pharmaceuticals Inc(a)	368,510
12,700	Vectrus Inc(a)	638,556
10,213	WEX Inc(a)	1,798,918
144,900	Whole Earth Brands Inc(a)	1,673,595
		76,712,316
Energy — 5.65%
14,400	Amplify Energy Corp(a)	76,608
49,700	Berry Corp	358,337
15,000	Bonanza Creek Energy Inc	718,500
17,500	California Resources Corp(a)	717,500
195,600	ChampionX Corp(a)	4,373,694
5,900	Core Laboratories NV	163,725
12,100	CVR Energy Inc	201,586
41,177	DMC Global Inc(a)	1,519,843
22,400	Dril-Quip Inc(a)	564,032
17,090	Earthstone Energy Inc Class A(a)	157,228
69,600	Equitrans Midstream Corp	705,744
253,800	Frank's International NV(a)	746,172
22,800	FutureFuel Corp	162,564
5,400	Green Plains Inc(a)	176,310
86,600	Helix Energy Solutions Group Inc(a)	336,008
9,000	HollyFrontier Corp	298,170
249,600	Kosmos Energy Ltd(a)	738,816
44,200	Liberty Oilfield Services Inc Class A(a)	536,146
49,700	Matrix Service Co(a)	519,862
33,200	Murphy Oil Corp	829,004
47,500	National Energy Services Reunited Corp(a)	594,700
141,500	Newpark Resources Inc(a)	466,950
42,488	NextEra Energy Partners LP	3,201,896
174,200	NexTier Oilfield Solutions Inc(a)	801,320
34,500	Northern Oil and Gas Inc	738,300
7,200	Oasis Petroleum Inc	715,824
30,900	Oil States International Inc(a)	197,451
30,100	Par Pacific Holdings Inc(a)	473,172
14,300	PDC Energy Inc	677,677
28,600	Penn Virginia Corp(a)	762,762
43,900	ProPetro Holding Corp(a)	379,735
32,800	Range Resources Corp(a)	742,264
5,400	REX American Resources Corp(a)	431,298

See Notes to Schedule of Investments.

September 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST SMALL CAP VALUE FUND (FORMERLY GREAT-WEST LOOMIS SAYLES SMALL CAP VALUE FUND)
Schedule of Investments
As of September 30, 2021 (Unaudited)
Shares		Fair Value
Energy — (continued)
81,300	Select Energy Services Inc Class A(a)	$ 421,947
73,100	Solaris Oilfield Infrastructure Inc Class A	609,654
27,400	TechnipFMC PLC(a)	206,322
16,200	Warrior Met Coal Inc	376,974
12,300	Whiting Petroleum Corp(a)	718,443
		26,416,538
Financial — 28.73%
11,900	1st Source Corp	562,156
32,863	Agree Realty Corp REIT	2,176,516
2,500	Alexander's Inc REIT	651,550
20,100	Amalgamated Financial Corp	317,982
38,700	Ambac Financial Group Inc(a)	554,184
22,200	American Equity Investment Life Holding Co	656,454
3,300	American National Group Inc	623,799
67,850	Ameris Bancorp	3,520,058
53,300	Arlington Asset Investment Corp Class A REIT(a)	197,210
37,200	Associated Banc-Corp	796,824
15,200	Assured Guaranty Ltd	711,512
76,523	Atlantic Union Bankshares Corp	2,819,873
14,000	Axis Capital Holdings Ltd	644,560
90,779	BancorpSouth Bank	2,703,399
10,300	Bank of Marin Bancorp	388,825
16,000	BankUnited Inc	669,120
5,900	Bankwell Financial Group Inc	173,637
3,400	Banner Corp	187,714
6,100	Bar Harbor Bankshares	171,105
11,800	BCB Bancorp Inc	174,168
4,900	BOK Financial Corp	438,795
12,000	Bridgewater Bancshares Inc(a)	210,120
8,300	Brighthouse Financial Inc(a)	375,409
19,900	Brightsphere Investment Group Inc	519,987
60,900	BrightSpire Capital Inc REIT	571,851
25,600	Brookline Bancorp Inc	390,656
70,664	Bryn Mawr Bank Corp	3,247,011
21,100	Cadence BanCorp	463,356
4,200	Camden National Corp	201,180
7,900	Capital Bancorp Inc	190,074
11,800	Carter Bankshares Inc(a)	167,796
19,000	Cathay General Bancorp	786,410
20,700	Central Pacific Financial Corp	531,576
16,200	Central Valley Community Bancorp	348,300
13,300	CIT Group Inc	690,935
7,600	Civista Bancshares Inc	176,548
7,000	CNB Financial Corp	170,380
29,600	CNO Financial Group Inc	696,784
4,800	Community Financial Corp	176,976
10,200	Community Trust Bancorp Inc	429,420
19,800	ConnectOne Bancorp Inc	594,198
20,000	Cowen Inc Class A	686,200
12,600	CrossFirst Bankshares Inc(a)	163,800
Shares		Fair Value
Financial — (continued)
46,220	CubeSmart REIT	$ 2,239,359
9,900	Customers Bancorp Inc(a)	425,898
91,696	CVB Financial Corp	1,867,847
2,000	Diamond Hill Investment Group Inc	351,320
16,235	Dime Community Bancshares Inc	530,235
13,100	Eagle Bancorp Inc	753,250
75,171	Employers Holdings Inc	2,968,503
2,900	Enstar Group Ltd(a)	680,717
4,000	Enterprise Financial Services Corp	181,120
5,800	Equity Bancshares Inc Class A	193,604
16,100	Essent Group Ltd	708,561
2,600	Evercore Inc Class A	347,542
18,900	FB Financial Corp	810,432
28,203	Federal Agricultural Mortgage Corp Class C	3,060,590
17,000	Federated Hermes Inc	552,500
11,300	Financial Institutions Inc	346,345
48,255	First American Financial Corp	3,235,498
57,000	First BanCorp	749,550
22,800	First Busey Corp	561,564
6,400	First Business Financial Services Inc	183,744
19,300	First Financial Bancorp	451,813
14,300	First Financial Corp	601,315
19,000	First Hawaiian Inc	557,650
10,400	First Internet Bancorp	324,272
8,900	First Mid Bancshares Inc	365,434
9,800	First Midwest Bancorp Inc	186,298
17,100	First of Long Island Corp	352,260
32,400	Flushing Financial Corp	732,240
46,700	FNB Corp	542,654
5,600	FS Bancorp Inc	193,816
34,500	Fulton Financial Corp	527,160
15,200	Granite Point Mortgage Trust Inc REIT	200,184
28,800	Great Ajax Corp REIT	388,512
10,800	Great Southern Bancorp Inc	591,948
17,600	Great Western Bancorp Inc	576,224
35,100	Greenhill & Co Inc	513,162
12,100	Hancock Whitney Corp	570,152
33,700	Hanmi Financial Corp	676,022
5,200	Hanover Insurance Group Inc	674,024
7,600	Heritage Financial Corp	193,800
10,200	Hilltop Holdings Inc	333,234
129,300	Home BancShares Inc	3,042,429
14,300	HomeStreet Inc	588,445
6,500	HomeTrust Bancshares Inc	181,870
52,600	Hope Bancorp Inc	759,544
18,100	Horace Mann Educators Corp	720,199
19,600	Horizon Bancorp Inc	356,132
17,100	Independent Bank Corp	367,308
13,700	International Bancshares Corp	570,468
98,951	International Money Express Inc(a)	1,652,482
8,300	Investar Holding Corp	182,766
30,800	Investors Bancorp Inc	465,388

See Notes to Schedule of Investments.

September 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST SMALL CAP VALUE FUND (FORMERLY GREAT-WEST LOOMIS SAYLES SMALL CAP VALUE FUND)
Schedule of Investments
As of September 30, 2021 (Unaudited)
Shares		Fair Value
Financial — (continued)
29,500	Lakeland Bancorp Inc	$ 520,085
22,100	Luther Burbank Corp	296,361
30,753	McGrath RentCorp	2,212,678
11,400	Mercantile Bank Corp	365,142
8,700	Meridian Bancorp Inc	180,612
75,349	Meta Financial Group Inc	3,954,315
6,600	Metropolitan Bank Holding Corp(a)	556,380
38,300	MFA Financial Inc REIT	175,031
21,500	Midland States Bancorp Inc	531,695
11,700	MidWestOne Financial Group Inc	352,872
4,000	National Bankshares Inc	145,240
2,600	National Western Life Group Inc Class A	547,534
30,400	Navient Corp	599,792
24,800	NMI Holdings Inc Class A(a)	560,728
4,000	Northeast Bank	134,880
21,400	Northfield Bancorp Inc	367,224
4,400	Northrim BanCorp Inc	187,044
154,624	OceanFirst Financial Corp	3,310,500
11,000	Old National Bancorp	186,450
7,600	Orrstown Financial Services Inc	177,840
13,100	PacWest Bancorp	593,692
18,700	PCB Bancorp	372,317
16,300	Peapack-Gladstone Financial Corp	543,768
31,700	Pebblebrook Hotel Trust REIT	710,397
12,100	Peoples Bancorp Inc	382,481
39,433	Pinnacle Financial Partners Inc	3,709,857
63,418	Popular Inc	4,925,676
7,100	Preferred Bank	473,428
19,800	Premier Financial Corp	630,432
26,200	Primis Financial Corp	378,852
32,514	Prosperity Bancshares Inc	2,312,721
20,600	Provident Financial Services Inc	483,482
31,700	Radian Group Inc	720,224
14,500	RBB Bancorp	365,545
15,500	RE/MAX Holdings Inc Class A	482,980
6,200	Republic Bancorp Inc Class A	314,030
38,618	Rexford Industrial Realty Inc REIT	2,191,571
16,400	RMR Group Inc Class A	548,580
24,400	S&T Bancorp Inc	719,068
9,100	Safety Insurance Group Inc	721,175
5,300	Sandy Spring Bancorp Inc	242,846
33,400	Seritage Growth Properties REIT Class A(a)	495,322
6,500	Sierra Bancorp	157,820
5,500	Simmons First National Corp Class A	162,580
75,000	SiriusPoint Ltd(a)	694,500
28,709	South State Corp	2,143,701
3,900	Southern Missouri Bancorp Inc	175,071
67,606	STAG Industrial Inc REIT	2,653,535
52,510	Stifel Financial Corp	3,568,580
13,000	Synovus Financial Corp	570,570
Shares		Fair Value
Financial — (continued)
6,300	Territorial Bancorp Inc	$ 159,894
10,800	Texas Capital Bancshares Inc(a)	648,216
14,900	Towne Bank	463,539
13,800	TPG RE Finance Trust Inc REIT	170,844
4,700	TriCo Bancshares	203,980
15,500	TriState Capital Holdings Inc(a)	327,825
49,891	Triumph Bancorp Inc(a)	4,995,586
16,900	TrustCo Bank Corp	540,293
11,900	Trustmark Corp	383,418
9,400	Umpqua Holdings Corp	190,350
13,200	Univest Financial Corp	361,548
25,700	Valley National Bancorp	342,067
15,600	Victory Capital Holdings Inc Class A	546,156
1,080	Virtus Investment Partners Inc	335,146
22,400	Washington Federal Inc	768,544
3,700	Washington Trust Bancorp Inc	196,026
17,700	Waterstone Financial Inc	362,673
11,100	Webster Financial Corp	604,506
14,900	William Penn Bancorp	181,929
57,739	Wintrust Financial Corp	4,640,483
		134,346,019
Industrial — 18.63%
21,000	AAR Corp(a)	681,030
2,000	Acuity Brands Inc	346,740
17,064	Advanced Energy Industries Inc	1,497,366
50,925	AECOM(a)	3,215,914
21,106	Alamo Group Inc	2,944,920
29,092	Albany International Corp Class A	2,236,302
56,534	Altra Industrial Motion Corp	3,129,157
9,500	Apogee Enterprises Inc	358,720
57,989	Arcosa Inc	2,909,308
55,500	Armstrong Flooring Inc(a)	173,715
15,891	Armstrong World Industries Inc	1,517,114
27,314	Atkore Inc(a)	2,374,133
17,200	Avnet Inc	635,884
30,896	AZZ Inc	1,643,667
13,500	Belden Inc	786,510
9,200	Boise Cascade Co	496,616
11,600	Cactus Inc Class A	437,552
29,531	Clean Harbors Inc(a)	3,067,385
59,455	Columbus McKinnon Corp	2,874,649
4,800	Comfort Systems USA Inc	342,336
28,700	Comtech Telecommunications Corp	735,007
4,700	Crane Co	445,607
11,000	DXP Enterprises Inc(a)	325,270
11,300	Echo Global Logistics Inc(a)	539,123
5,400	Encore Wire Corp	512,082
12,700	Energizer Holdings Inc	495,935
8,500	EnerSys	632,740
8,500	EnPro Industries Inc	740,520
8,100	Flowserve Corp	280,827

See Notes to Schedule of Investments.

September 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST SMALL CAP VALUE FUND (FORMERLY GREAT-WEST LOOMIS SAYLES SMALL CAP VALUE FUND)
Schedule of Investments
As of September 30, 2021 (Unaudited)
Shares		Fair Value
Industrial — (continued)
43,000	Fluor Corp(a)	$ 686,710
3,900	Forward Air Corp	323,778
45,616	Frontdoor Inc(a)	1,911,310
197,436	Genco Shipping & Trading Ltd	3,974,387
65,400	GrafTech International Ltd	674,928
15,000	Graham Corp	186,000
46,700	Great Lakes Dredge & Dock Corp(a)	704,703
17,600	Greenbrier Cos Inc	756,624
7,500	Griffon Corp	184,500
32,000	Heartland Express Inc	512,640
16,000	Hillenbrand Inc	682,400
9,200	Hyster-Yale Materials Handling Inc	462,392
27,200	JELD-WEN Holding Inc(a)	680,816
12,173	John Bean Technologies Corp	1,710,915
20,183	Kadant Inc	4,119,350
79,840	Kimball Electronics Inc(a)	2,057,477
10,000	L B Foster Co Class A(a)	154,900
6,484	Littelfuse Inc	1,771,883
6,000	Masonite International Corp(a)	636,780
6,800	Matson Inc	548,828
105,322	MDU Resources Group Inc	3,124,904
6,900	Moog Inc Class A	525,987
8,600	Mueller Industries Inc	353,460
21,900	Mueller Water Products Inc Class A	333,318
5,100	MYR Group Inc(a)	507,450
6,400	National Presto Industries Inc	525,312
1,900	Plexus Corp(a)	169,879
12,900	Powell Industries Inc	316,953
28,200	Primoris Services Corp	690,618
97,809	Pure Cycle Corp(a)	1,301,838
15,000	Ryerson Holding Corp	334,050
17,700	Sanmina Corp(a)	682,158
7,400	Schneider National Inc Class B	168,276
11,800	Select Interior Concepts Inc Class A(a)	170,156
10,100	Southwest Gas Holdings Inc	675,488
15,400	Sterling Construction Co Inc(a)	349,118
15,477	SYNNEX Corp	1,611,156
40,500	Thermon Group Holdings Inc(a)	701,055
29,000	Tredegar Corp	353,220
59,462	TriMas Corp(a)	1,924,190
11,600	Trinseo SA	626,168
163,323	TTM Technologies Inc(a)	2,052,970
37,600	Tutor Perini Corp(a)	488,048
38,208	UFP Industries Inc	2,597,380
14,100	Universal Logistics Holdings Inc	283,128
4,100	US Ecology Inc(a)	132,635
2,300	Valmont Industries Inc	540,776
112,934	Vertiv Holdings Co	2,720,580
Shares		Fair Value
Industrial — (continued)
31,300	Vishay Intertechnology Inc	$ 628,817
81,467	Vontier Corp	2,737,291
6,600	Worthington Industries Inc	347,820
		87,091,649
Technology — 5.83%
45,860	ACI Worldwide Inc(a)	1,409,278
175,171	Allscripts Healthcare Solutions Inc(a)	2,342,036
5,263	BM Technologies Inc(a)	46,841
24,509	Concentrix Corp(a)	4,338,093
39,254	CSG Systems International Inc	1,892,043
33,300	Diebold Nixdorf Inc(a)	336,663
7,400	Diodes Inc(a)	670,366
65,030	Donnelley Financial Solutions Inc(a)	2,251,339
12,100	Ebix Inc	325,853
7,100	Insight Enterprises Inc(a)	639,568
18,300	KBR Inc	721,020
48,300	Photronics Inc(a)	658,329
96,801	Rambus Inc(a)	2,148,982
30,341	Science Applications International Corp	2,595,976
19,900	Super Micro Computer Inc(a)	727,743
104,758	Tower Semiconductor Ltd(a)	3,132,264
100,796	Unisys Corp(a)	2,534,011
26,000	Xperi Holding Corp	489,840
		27,260,245
Utilities — 1.93%
45,422	ALLETE Inc	2,703,518
16,300	Avista Corp	637,656
16,300	Hawaiian Electric Industries Inc	665,529
27,474	NorthWestern Corp	1,574,260
14,000	Otter Tail Corp	783,580
14,600	PNM Resources Inc	722,408
14,500	Portland General Electric Co	681,355
27,300	South Jersey Industries Inc	580,398
10,900	Spire Inc	666,862
		9,015,566
TOTAL COMMON STOCK — 99.03% (Cost $346,955,579)		$462,971,343
TOTAL INVESTMENTS — 99.03% (Cost $346,955,579)		$462,971,343
OTHER ASSETS & LIABILITIES, NET — 0.97%		$4,537,380
TOTAL NET ASSETS — 100.00%		$467,508,723

(a)	Non-income producing security.
LP	Limited Partnership
REIT	Real Estate Investment Trust
See Notes to Schedule of Investments.

September 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST SMALL CAP VALUE FUND (FORMERLY GREAT-WEST LOOMIS SAYLES SMALL CAP VALUE FUND)
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
For private equity securities that are not traded on an exchange, an appropriate source, which may include the use of an internally developed or approved valuation model, a different external pricing vendor, or sourcing a price from a broker will be used. Valuation of these securities will be reviewed regularly by the Fair Value Pricing Committee.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.

September 30, 2021

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of September 30, 2021, 100% of the Fund’s investments are valued using Level 1 inputs. More information regarding the sector classifications, as applicable, are included in the Schedule of Investments.

September 30, 2021